NOTES PAYABLE (Details Narrative) - USD ($)																											9 Months Ended		12 Months Ended
	Aug. 15, 2024	Aug. 06, 2024	Jul. 16, 2024	Jun. 07, 2024	Apr. 22, 2024	Feb. 01, 2024	Dec. 20, 2023	Nov. 17, 2023	Nov. 01, 2023	Oct. 04, 2023	Sep. 06, 2023	Aug. 11, 2023	May 05, 2023	Mar. 09, 2023	Mar. 06, 2023	Mar. 01, 2023	Jan. 31, 2023	Jan. 12, 2023	Dec. 10, 2022	Nov. 18, 2022	Nov. 10, 2022	Oct. 03, 2022	Sep. 17, 2022	Aug. 06, 2022	Jun. 30, 2022	Feb. 18, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2024	Apr. 02, 2024	Feb. 28, 2023	Mar. 01, 2015
Short-Term Debt [Line Items]
Exercise price													$ 0.001
Current balance																											$ 927,483		$ 982,626
Gain on extinguishment of debt																											40,621	$ (120,000)
Lender [Member] | July 2024 Note [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount			$ 27,000
Interest rate			10.00%
Maturity date			Aug. 15, 2024
Current balance																											0
Lender [Member] | April 22, 2024 Note [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount					$ 30,000
Net carrying amount																											30,000
Fixed interest payment					$ 900
Maturity date					July 21, 2024 to October 21, 2024
Lender [Member] | August 2023 Notes [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount												$ 14,000
Net carrying amount																													14,000
Fixed interest payment												$ 1,000
Lender [Member] | October 2023 Notes [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount										$ 45,000
Net carrying amount																													45,000
Fixed interest payment										1,350
Loan origination fee										$ 900
Individual Lender [Member] | November 2023 Note [Member] | Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount								$ 50,000	$ 50,000
Interest rate								10.00%	10.00%
Net carrying amount																													$ 50,000
Common stock share issued								187,500	750,000																				250,000
Maturity date								Jan. 01, 2024	May 01, 2024
Common stock share issued per month									125,000
Individual Lender [Member] | March 2015 Note [Member] | Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount																																		$ 40,000
Warrants to purchase an aggregate shares of common stock																									1,000,000
Interest rate																																		10.00%
Exercise price																									$ 0.20
Exercise term																									5 years
Aggregate outstanding accrued interest																									$ 293,362
Common stock share issued																									3,200,000
Share price																									$ 0.04
Common stock share issued, value																									$ 128,000
Gain on extinguishment of debt																														$ 190,374
Increasing principal amount																									65,000									$ 65,000
Total fair value of the warrant																									$ 39,988
2022 SA [Member] | AJB Capital Investment LLC [Member]
Short-Term Debt [Line Items]
Aggregate gross proceeds																										$ 270,000
2022 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2022 Note [Member]
Short-Term Debt [Line Items]
Principal amount																										300,000
Original issue discount																										$ 30,000
Interest rate																										12.00%
Interest expense																													$ 238,482
Allocated value																										$ 96,018
Debt issuance cost																$ 225,000										$ 177,059
Net carrying amount																													300,000
Aggregate outstanding accrued interest																													3,750
2022 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2022 Note [Member] | Interest Paid [Member]
Short-Term Debt [Line Items]
Interest expense																													34,500
2022 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2022 Note [Member] | Original Issued Debt Discount [Member]
Short-Term Debt [Line Items]
Interest expense																													173,982
2022 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2022 Note [Member] | Originally Issued Discount [Member]
Short-Term Debt [Line Items]
Interest expense																													30,000
2022 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2022 Warrants [Member]
Short-Term Debt [Line Items]
Warrants to purchase an aggregate shares of common stock																										1,000,000
Exercise price																										$ 0.20
Exercise term																										5 years
Allocated value																										$ 42,675
2022 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2022 Commitment Shares [Member]
Short-Term Debt [Line Items]
Stock issued new, shares																										3,076,923
Allocated value																										$ 134,384
2022 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2023 Note [Member]
Short-Term Debt [Line Items]
Repayment of debt														$ 314,500
2023 SA [Member] | AJB Capital Investment LLC [Member]
Short-Term Debt [Line Items]
Aggregate gross proceeds													$ 270,000
2023 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2023 Warrants [Member]
Short-Term Debt [Line Items]
Warrants to purchase an aggregate shares of common stock													9,000,000			1,500,000
Exercise price													$ 0.001			$ 0.01
Exercise term													5 years			5 years
Allocated value													$ 219,375
2023 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2023 Note [Member]
Short-Term Debt [Line Items]
Principal amount													300,000
Original issue discount													$ 30,000
Interest rate													12.00%
Debt issuance cost													$ 166,381
2023 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2023 Note [Member] | First Amendment To Promissory Note [Member]
Short-Term Debt [Line Items]
Net carrying amount																											300,000
Common stock share issued				1,500,000
Share price				$ 0.13
Aggregated fair value				$ 191,250
2024 SA [Member] | AJB Capital Investment LLC [Member]
Short-Term Debt [Line Items]
Aggregate gross proceeds																								$ 81,000
2024 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2024 Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 90,000
Original issue discount		$ 9,000
Interest rate		12.00%
Debt issuance cost		$ 34,981
Net carrying amount																											65,475
Net of unamortized debt discount and debt issuance costs																											24,525
2024 SA [Member] | AJB Capital Investment LLC [Member] | AJB 2024 Commitment Shares [Member]
Short-Term Debt [Line Items]
Allocated value		$ 25,981
Share price		$ 0.09
Aggregated fair value		$ 44,500
Shares of common stock as commitment fee shares		500,000
Debt Release Agreement [Member]
Short-Term Debt [Line Items]
Common stock share issued																															450,000
Share price																															$ 0.10
Gain on extinguishment of debt																											11,125
Debt Release Agreement [Member] | Lender [Member] | July 2024 Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 27,000
Common stock share issued	270,000
Share price	$ 0.08
Loss on extinguishment of debt	$ 4,050
Promissory Unsecured Loan Agreement [Member] | April 2024 Note [Member]
Short-Term Debt [Line Items]
Principal amount																																$ 45,000
Interest rate			10.00%
Net carrying amount																											59,483
Maturity date					initial maturity of 30 days
Promissory Unsecured Loan Agreement [Member] | September 2022 Note [Member]
Short-Term Debt [Line Items]
Principal amount																							$ 30,000
Interest rate																							10.00%
Maturity date																							Oct. 17, 2022
Promissory Unsecured Loan Agreement [Member] | October 2022 Note [Member]
Short-Term Debt [Line Items]
Principal amount																						$ 20,000
Interest rate																						10.00%
Promissory Unsecured Loan Agreement [Member] | November 2022 Notes [Member]
Short-Term Debt [Line Items]
Principal amount																				$ 50,000
Net carrying amount																													$ 50,000	50,000
Promissory Unsecured Loan Agreement [Member] | November 2022 Note [Member]
Short-Term Debt [Line Items]
Principal amount																					$ 100,000
Interest rate																					10.00%
Net carrying amount																														$ 100,000
Maturity date																				Jan. 02, 2023	Dec. 10, 2022								Dec. 31, 2023
Promissory Unsecured Loan Agreement [Member] | Amendment To November 2022 Note [Member]
Short-Term Debt [Line Items]
Common stock share issued																			150,000
Maturity date																			Jan. 10, 2023
Common stock share issued, value																			$ 25,500
Promissory Unsecured Loan Agreement [Member] | Lender [Member] | April 2024 Note [Member]
Short-Term Debt [Line Items]
Allocated value		$ 16,000
Common stock share issued	200,000
Promissory Unsecured Loan Agreement [Member] | Lender [Member] | January 2023 Note [Member]
Short-Term Debt [Line Items]
Principal amount																	$ 50,000
Net carrying amount																													$ 67,525
Common stock share issued																	150,000												1,850,000
Maturity date																	60 days												December 31, 2023
Common stock share issued, value																	$ 18,000												$ 196,600
Remaining principal																													17,525
Promissory Unsecured Loan Agreement [Member] | Lender [Member] | December 2023 Note [Member]
Short-Term Debt [Line Items]
Principal amount							$ 30,000
Interest rate							10.00%										10.00%
Net carrying amount																													230,000
Common stock share issued							375,000
Maturity date							90 days
Common stock share issued, value															$ 54,983
Promissory Unsecured Loan Agreement [Member] | Lender [Member] | January 12, 2023 Note [Member]
Short-Term Debt [Line Items]
Principal amount																		$ 50,000
Interest rate																		10.00%
Net carrying amount																													$ 230,000
Common stock share issued															375,000			375,000											3,375,000
Maturity date																		45 days											January 10, 2024
Common stock share issued, value																		$ 54,983											$ 378,000
Promissory Unsecured Loan Agreement [Member] | Lender [Member] | March 2023 Note [Member]
Short-Term Debt [Line Items]
Principal amount															$ 150,000
Interest rate															10.00%
Net carrying amount																													$ 230,000
Common stock share issued																													3,375,000
Maturity date															30 days														January 12, 2024
Common stock share issued, value															$ 54,983														$ 378,000
Promissory Unsecured Loan Agreement [Member] | Lender [Member] | March 9, 2023 Note [Member]
Short-Term Debt [Line Items]
Principal amount														$ 150,000
Net carrying amount																											150,000		$ 150,000
Common stock share issued														250,000															1,750,000
Maturity date														30 days															February 11, 2024
Common stock share issued, value														$ 33,117															$ 225,000
Interest														$ 0
Promissory Unsecured Loan Agreement [Member] | Lender [Member] | September 2023 Note [Member]
Short-Term Debt [Line Items]
Principal amount											$ 25,000
Net carrying amount																											25,000		$ 25,000
Common stock share issued											75,000																		200,000
Maturity date											21 days																		January 25, 2024
Common stock share issued, value											$ 6,203																		$ 28,000
Interest											$ 1,000
Promissory Unsecured Loan Agreement [Member] | Lender [Member] | September 2022 Note [Member]
Short-Term Debt [Line Items]
Common stock share issued																							50,000
Common stock share issued, value																							$ 13,768
Promissory Unsecured Loan Agreement [Member] | Lender [Member] | October 2022 Note [Member]
Short-Term Debt [Line Items]
Common stock share issued																						50,000
Common stock share issued, value																						$ 13,768
Promissory Unsecured Loan Agreement [Member] | Lender [Member] | November 2022 Note [Member]
Short-Term Debt [Line Items]
Common stock share issued																				50,000	150,000
Common stock share issued, value																				$ 8,500	$ 14,163
Additional common stock share issued																				100,000
Two Amendments To April 2024 Note [Member] | April 2024 Note [Member]
Short-Term Debt [Line Items]
Principal amount																											$ 14,483
Common stock share issued																											200,000
Maturity date																											Nov. 30, 2024
Two Amendments To April 2024 Note [Member] | Lender [Member] | April 2024 Note [Member]
Short-Term Debt [Line Items]
Common stock share issued																											300,000
Common stock share issued, value																											$ 37,770
Remaining shares of common stock																											$ 600,000
Cancellation And Consolidation Agreement [Member] | February 1, 2024 Consolidated Note [Member]
Short-Term Debt [Line Items]
Principal amount						$ 217,525
Warrants to purchase an aggregate shares of common stock						2,000,000
Interest rate						10.00%
Exercise price						$ 0.10
Exercise term						3 years
Common stock share issued						470,000
Maturity date						Nov. 01, 2024
Common stock share issued, value						$ 32,900
Warrants to purchase an aggregate shares of common stock, future issuance						670,000
Remaining principal						$ 80,000
Cancellation And Consolidation Agreement [Member] | November 2022 Notes January 2023 Notes And November 2023 [Member]
Short-Term Debt [Line Items]
Maturity date						Nov. 01, 2024
Remaining principal						$ 80,000
Convertion amount of principal to common stock						150,000
Conversion Cancellation And Consolidation Agreement [Member] | February 1, 2024 Consolidated Note [Member]
Short-Term Debt [Line Items]
Principal amount						$ 230,000
Common stock share issued						1,500,000
Share price						$ 0.07
Conversion of outstanding principal						$ 150,000
Gain on extinguishment of debt						$ 45,000
Unsecured Promissory Note [Member] | Individual Lender [Member] | November 2023 Note [Member]
Short-Term Debt [Line Items]
Common stock share issued, value								$ 14,602	$ 23,684																				20,000
Mutual Release Agreement [Member] | Lender [Member] | November 2022 Note [Member]
Short-Term Debt [Line Items]
Common stock share issued																																	2,000,000
Share price																																	$ 0.11
Gain on extinguishment of debt																													$ 120,000